Earnings per share (Tables)	6 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2023	2024
Basic—
Net income attributable to NHI shareholders	¥58,563	¥167,325
Weighted average number of shares outstanding	3,028,036,425	2,954,723,390
Net income attributable to NHI shareholders per share	¥19.34	¥56.63

Diluted—
Net income attributable to NHI shareholders	¥58,468	¥167,209
Weighted average number of shares outstanding	3,140,207,716	3,063,523,353
Net income attributable to NHI shareholders per share	¥18.62	¥54.58